OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Information [Line Items]
Schedule of total net operating revenues related to concentrate and finished products operation
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2018	2017	2016
Concentrate operations	58%	50%	40%
Finished product operations	42	50	60
Total	100%	100%	100%

Schedule of net revenue and property plant and equipment by Geography
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2018	2017	2016
United States	$11,344	$14,727	$19,899
International	22,956	21,485	21,964
Net operating revenues	$34,300	$36,212	$41,863
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2018	2017	2016
United States	$4,154	$4,163	$6,784
International	5,444	5,475	3,851
Property, plant and equipment — net	$9,598	$9,638	$10,635

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Information about our Company's operations by operating segment and Corporate as of and for the years ended December 31, 2018, 2017 and 2016, is as follows (in millions):

	Europe, Middle East & Africa		Latin America	North America	Asia Pacific	Global Ventures	Bottling Investments		Corporate	Eliminations	Consolidated
2018
Net operating revenues:
Third party	$6,535		$3,971	$11,370	$4,797	$767	$6,768		$92	$—	$34,300
Intersegment	564		39	260	388	3	19		—	(1,273)	—
Total net operating revenues	7,099		4,010	11,630	5,185	770	6,787		92	(1,273)	34,300
Operating income (loss)	3,693		2,318	2,318	2,271	152	(197)		(1,403)	—	9,152
Interest income	—		—	57	—	13	—		619	—	689
Interest expense	—		—	—	—	—	—		950	—	950
Depreciation and amortization	77		30	422	58	8	239		252	—	1,086
Equity income (loss) — net	2		(19)	(2)	12	—	828		187	—	1,008
Income (loss) before income taxes	3,386		2,243	2,345	2,298	165	(159)		(2,053)	—	8,225
Identifiable operating assets[1]	7,414	[2]	1,715	17,519	1,996	968	10,525	[2]	22,800	—	62,937
Investments[3]	789		784	400	216	—	14,372		3,718	—	20,279
Capital expenditures	66		90	429	31	11	517		404	—	1,548
2017
Net operating revenues:
Third party	$6,780		$3,953	$8,678	$4,753	$712	$11,223		$113	$—	$36,212
Intersegment	42		73	1,951	409	3	83		—	(2,561)	—
Total net operating revenues	6,822		4,026	10,629	5,162	715	11,306		113	(2,561)	36,212
Operating income (loss)	3,585		2,215	2,472	2,136	159	(806)		(2,006)	—	7,755
Interest income	—		—	36	—	9	—		634	—	679
Interest expense	—		—	—	—	—	—		853	—	853
Depreciation and amortization	86		37	411	65	5	454		202	—	1,260
Equity income (loss) — net	49		(3)	(3)	11	—	878		140	—	1,072
Income (loss) before income taxes	3,666		2,209	2,192	2,168	167	(2,202)		(1,310)	—	6,890
Identifiable operating assets[1]	4,880	[2]	1,896	17,224	2,070	991	11,719	[2]	27,157	—	65,937
Investments[3]	1,238		891	112	177	—	16,005		3,536	—	21,959
Capital expenditures	77		55	541	50	4	737		286	—	1,750
2016
Net operating revenues:
Third party	$6,535		$3,744	$6,479	$4,775	$626	$19,601		$103	$—	$41,863
Intersegment	264		73	3,735	506	8	134		—	(4,720)	—
Total net operating revenues	6,799		3,817	10,214	5,281	634	19,735		103	(4,720)	41,863
Operating income (loss)	3,637		1,951	2,505	2,199	138	1		(1,774)	—	8,657
Interest income	—		—	23	—	4	—		615	—	642
Interest expense	—		—	—	—	—	—		733	—	733
Depreciation and amortization	87		35	426	80	6	1,013		140	—	1,787
Equity income (loss) — net	62		18	(17)	9	—	648		115	—	835
Income (loss) before income taxes	3,718		1,964	2,479	2,227	142	(1,955)		(439)	—	8,136
Capital expenditures	56		45	438	107	6	1,329		281	—	2,262

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets, and property, plant and equipment — net.

[2]	Property, plant and equipment — net in South Africa represented 14 percent and 15 percent of consolidated property, plant and equipment — net in 2018 and 2017, respectively.
[3]
Principally equity method investments and other investments in bottling companies.